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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited)

Shares		Value
COMMON STOCK: 95.4%
	Australia: 23.7%
236,658	Amcor Ltd.	$1,461,199
339,407	AMP Ltd.	1,642,397
120,359	Australia & New Zealand Banking Group Ltd.	2,608,949
196,959	BHP Billiton Ltd.	8,097,548
547,152	BlueScope Steel Ltd.	1,009,412
95,081	Commonwealth Bank of Australia	4,390,370
19,499	CSL Ltd.	651,480
715,433	CSR Ltd.	1,164,729
903,325	Goodman Fielder Ltd.	1,189,723
356,906	Macquarie Airports Management Ltd.	1,039,087
40,020	Macquarie Group Ltd.	1,357,196
232,736	Metcash Ltd.	929,820
135,640	National Australia Bank Ltd.	3,041,699
24,615	Newcrest Mining Ltd.	931,785
460,788	OneSteel Ltd.	1,101,537
66,645	Orica Ltd.	1,592,962
131,635	QBE Insurance Group Ltd.	2,122,348
21,159	Rio Tinto Ltd.	1,661,307
74,167	Santos Ltd.	882,237
81,652	Sonic Healthcare Ltd.	922,135
1,080,144	SP AusNet	931,598
134,454	Suncorp-Metway Ltd.	1,161,779
16,262	TABCORP Holdings Ltd.	110,522
551,440	Tattersall’s Ltd.	1,309,482
457,681	Telstra Corp. Ltd.	1,231,569
78,651	Wesfarmers Ltd.	2,365,884
193,842	Westpac Banking Corp.	3,963,263
21,296	Woodside Petroleum Ltd.	854,403
73,535	Woolworths Ltd.	1,888,365
46,602	WorleyParsons Ltd.	1,121,585
		52,736,370
	China: 13.4%
4,862,000	Bank of China Ltd.	2,595,356
999,000	China Communications Construction Co., Ltd.	866,031
3,428,000	China Construction Bank	3,085,702
1,649,000	China Dongxiang Group Co.	734,371
605,000	China Life Insurance Co., Ltd.	2,586,828
1,284,000	China Petroleum & Chemical Corp.	1,192,148
286,500	China Shenhua Energy Co., Ltd.	1,199,968
895,200	China Zhongwang Holdings Ltd.	486,974
1,009,500	Fosun International	751,989
709,000	Greentown China Holdings Ltd.	770,106
729,600	Guangzhou R&F Properties Co., Ltd.	965,522
105,000	Hengan International Group Co., Ltd.	965,871
1,920,000	Huaneng Power International, Inc.	1,024,712
3,950,000	Industrial and Commercial Bank of China Ltd.	3,061,412
960,000	Jiangsu Expressway Co., Ltd.	1,043,343
2,104,000	PetroChina Co., Ltd.	2,585,658
6,102,000	Renhe Commercial Holdings Co. Ltd	1,104,690
1,546,500	Soho China Ltd.	1,159,702
76,900	Tencent Holdings Ltd.	1,703,209
1,030,000	Zhejiang Expressway Co., Ltd.	968,408
1,010,000	Zijin Mining Group Co. Ltd	944,832
		29,796,832
	Hong Kong: 13.1%
69,000	ASM Pacific Technology	651,954
303,000	Belle International Holdings	549,116
513,000	BOC Hong Kong Holdings Ltd.	1,759,953
87,000	Cheung Kong Holdings Ltd.	1,281,528
736,000	China Agri-Industries Holdings Ltd.	875,086
469,000	China Mobile Ltd.	4,663,167
169,000	CLP Holdings Ltd.	1,390,359
1,248,000	CNOOC Ltd.	2,685,877

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
476,000		Cosco Pacific Ltd.	$750,916
238,109		Esprit Holdings Ltd.	1,146,081
204,000		Hang Lung Properties Ltd.	947,156
118,100		Hang Seng Bank Ltd.	1,940,540
77,600		Hong Kong Exchanges and Clearing Ltd.	1,771,339
165,000		HongKong Electric Holdings	1,061,384
132,000		Hutchison Whampoa Ltd.	1,317,490
164,000		Li & Fung Ltd.	1,021,534
480,000		NWS Holdings Ltd.	768,681
374,000		Sino Land Co.	778,728
1,312,000		Skyworth Digital Holdings Ltd.	692,049
74,000		Sun Hung Kai Properties Ltd.	1,218,357
125,500		Swire Pacific Ltd.	1,926,733
			29,198,028
		India: 7.7%
92,839		DLF Ltd.	619,940
15,547		HDFC Bank Ltd.	776,394
112,228		Hindustan Lever Ltd.	728,217
95,303		Housing Development Finance Corp.	1,425,594
83,639		ICICI Bank Ltd.	2,075,426
40,232		Infosys Technologies Ltd.	2,673,541
325,478		Jaiprakash Associates Ltd.	779,842
34,453		Jindal Steel & Power Ltd.	477,524
39,891		Mahindra & Mahindra Ltd.	665,133
45,684		Oil & Natural Gas Corp. Ltd.	1,238,837
42,234		Reliance Energy Ltd.	775,975
70,115		Reliance Industries Ltd.	1,505,333
156,252		Sterlite Industries India Ltd.	548,485
58,367		Tata Motors Ltd.	1,571,637
103,073		Tata Steel Ltd.	1,310,970
			17,172,848
		Indonesia: 2.2%
342,500		Astra Agro Lestari Tbk PT	914,615
196,000		Astra International Tbk PT	1,124,687
891,000		Bank Rakyat Indonesia	1,034,030
203,500		Indo Tambangraya Megah PT	1,104,011
1,397,000		International Nickel Indonesia Tbk PT	690,747
			4,868,090
		Malaysia: 2.9%
871,200		Berjaya Sports Toto BHD	1,154,663
646,000		Malayan Banking BHD	1,734,216
759,000		PLUS Expressways Bhd	1,049,128
213,300		PPB Group Bhd.	1,203,720
1,612,800		YTL Power International	1,257,579
			6,399,306
		New Zealand: 0.5%
696,907		Telecom Corp. of New Zealand Ltd.	1,118,861
			1,118,861
		Philippines: 0.3%
10,760	@	Philippine Long Distance Telephone Co.	585,738
			585,738
		Singapore: 4.8%
198,500		DBS Group Holdings Ltd.	2,103,409
18,000		Jardine Cycle & Carriage Ltd.	504,611
231,000		Keppel Corp. Ltd.	1,863,744
243,000		SembCorp Marine Ltd.	895,590
432,000		Singapore Press Holdings Ltd.	1,370,540
232,000		Singapore Telecommunications Ltd.	544,144
577,000		StarHub Ltd.	1,149,141
116,000		United Overseas Bank Ltd.	1,625,632
137,000		Wilmar International Ltd.	624,045
			10,680,856
		South Korea: 13.4%
44,530		Dongkuk Steel Mill Co., Ltd.	1,093,423
28,160	@	Doosan Infracore Co., Ltd.	606,386
32,690		Hana Financial Group, Inc.	1,071,005
47,440	@	Hynix Semiconductor, Inc.	960,361
4,567		Hyundai Heavy Industries	1,461,600
6,327		Hyundai Mobis	1,499,340
12,172		Hyundai Motor Co.	1,809,033

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
34,550		Kangwon Land, Inc.	$775,808
32,217		KB Financial Group, Inc.	1,506,713
1,630		KCC Corp.	470,668
24,901		KT&G Corp.	1,345,998
4,065		LG Chem Ltd.	1,358,597
14,748		LG Corp.	1,038,565
42,790		LG Display Co., Ltd.	1,458,388
3,747	@	NHN Corp.	633,339
5,149		Posco	2,021,989
7,339		Samsung Electronics Co., Ltd.	5,222,836
37,230		Samsung Heavy Industries Co., Ltd.	1,064,862
48,120		Shinhan Financial Group Ltd.	1,852,763
6,460		SK Energy Co., Ltd.	920,726
73,190		Woori Finance Holdings Co., Ltd.	900,970
4,168		Yuhan Corp.	576,703
			29,650,073
		Taiwan: 11.2%
541,000		Asia Cement Corp.	535,378
190,000		Asustek Computer, Inc.	1,640,083
389,000		Cheng Shin Rubber Industry Co., Ltd.	829,835
373,000		Chicony Electronics Co., Ltd.	791,858
568,550		Chunghwa Telecom Co., Ltd.	1,377,588
775,000		Coretronic Corp.	1,103,226
1,238,936		Fubon Financial Holding Co., Ltd.	1,509,068
288,088		HON HAI Precision Industry Co., Ltd.	1,023,447
1,021,619		Lite-On Technology Corp.	1,323,628
133,265		MediaTek, Inc.	1,704,971
1,884,000		Mega Financial Holdings Co., Ltd.	1,250,081
886,350		Quanta Computer, Inc.	1,739,542
1,016,000		Taiwan Cement Corp.	1,043,904
1,688,052		Taiwan Semiconductor Manufacturing Co., Ltd.	3,497,950
350,000		Transcend Information, Inc.	814,035
649,000		TSRC Corp.	1,231,229
524,000		U-Ming Marine Transport Corp.	1,061,605
543,523		Wistron Corp.	1,100,003
2,192,000		Yuanta Financial Holding Co., Ltd.	1,339,141
			24,916,572
		Thailand: 2.2%
210,200		Advanced Info Service PCL	628,494
990,200		Charoen Pokphand Foods PCL	818,197
1,109,800		PTT Aromatics & Refining PCL	1,392,870
267,800		Siam Commercial Bank PCL	916,881
468,100		Thai Oil PCL	1,040,166
			4,796,608
		Total Common Stock
		(Cost $193,639,557)	211,920,182
REAL ESTATE INVESTMENT TRUSTS: 2.2%
		Australia: 1.6%
340,172		Stockland	1,195,224
197,169		Westfield Group	2,292,484
			3,487,708
		Singapore: 0.6%
939,733		Ascendas Real Estate Investment Trust	1,479,728
			1,479,728
		Total Real Estate Investment Trusts
		(Cost $4,274,339)	4,967,436
EXCHANGE-TRADED FUNDS: 0.9%
		Australia: 0.2%
20,600		iShares MSCI Australia Index Fund	485,336
			485,336
		United States: 0.7%
23,000		iShares MSCI All Country Asia ex Japan Index Fund	1,400,240
			1,400,240
		Total Exchange-Traded Funds
		(Cost $1,973,497)	1,885,576

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.1%
		China: 0.1%
486,200		Bank of China Ltd.		$87,659
239,960		China Construction Bank Corp.		81,273
177,750		Industrial & Commercial Bank of China		58,374
				227,306
		Taiwan: 0.0%
98,755		Taiwan Cement Corp.		14,106
				14,106
		Total Rights
		(Cost $-)		241,412
		Total Investments in Securities
		(Cost $199,887,393)*	98.6%	$219,014,606
		Other Assets and Liabilities - Net	1.4	3,048,655
		Net Assets	100.0%	$222,063,261

	@	Non-income producing security
	*	Cost for federal income tax purposes is $201,137,825.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$32,190,121
		Gross Unrealized Depreciation		(14,313,340)
		Net Unrealized Appreciation		$17,876,781

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	6.9%
Consumer Staples	6.2
Energy	8.0
Financials	33.3
Health Care	1.0
Industrials	8.9
Information Technology	12.6
Materials	12.8
Telecommunication Services	5.1
Utilities	2.9
Other Long-Term Investments	0.9
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2010 in valuing the Fund's assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	11/30/2010
Asset Table
Investments, at value
Common Stock
Australia	$—	$52,736,370	$—	$52,736,370
China	—	29,796,832	—	29,796,832
Hong Kong	1,061,384	28,136,644	—	29,198,028
India	—	17,172,848	—	17,172,848
Indonesia	—	4,868,090	—	4,868,090
Malaysia	—	6,399,306	—	6,399,306
New Zealand	—	1,118,861	—	1,118,861
Philippines	—	585,738	—	585,738
Singapore	—	10,680,856	—	10,680,856
South Korea	—	29,650,073	—	29,650,073
Taiwan	—	24,916,572	—	24,916,572
Thailand	—	4,796,608	—	4,796,608
Total Common Stock	1,061,384	210,858,798	—	211,920,182
Real Estate Investment Trusts	—	4,967,436	—	4,967,436
Exchange-Traded Funds	1,885,576	—	—	1,885,576
Rights	168,932	72,480	—	241,412
Total Investments, at value	$3,115,892	$215,898,714	$—	$219,014,606

Liabilities Table
Other Financial Instruments+:
Written options	—	(132,853)	—	(132,853)
Total Liabilities	$—	$(132,853)	$—	$(132,853)

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums	Fair
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

4,500	Deutsche Bank AG	Australia S&P/ASX 200 Index	12/09/10	4,817.152	AUD	$404,825	$(2,516)
5,100	Deutsche Bank AG	Hong Kong Hang Seng Index	12/09/10	24,816.792	HKD	415,991	(945)
51,700,000	Citigroup, Inc.	Korea KOSPI 200 Index	12/09/10	254.207	KRW	237,148	(78,891)
33,600	Deutsche Bank AG	Taiwan TAIEX Index	12/09/10	8,457.534	TWD	186,312	(50,501)

						$1,244,276	$(132,853)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2010 (Unaudited) (continued)

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and ( c ) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure as of November 30, 2010:

Derivatives Fair Value*
Equity contracts	$(132,853)
Total	$(132,853)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 18, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 18, 2011